Related Parties - Summary of Compensation of Key Management Personnel (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	R$ 899	R$ 885	R$ 907
Compensation [Member]
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	426	360	459
Compensation [Member] | Board Of Directors [Member]
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	60	32	27
Compensation [Member] | Executives [Member]
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	366	328	432
Employee profit sharing plan [member]
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	244	251	239
Employee profit sharing plan [member] | Board Of Directors [Member]
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	3	2	1
Employee profit sharing plan [member] | Executives [Member]
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	241	249	238
Contribution To Pension Plans [Member] | Executives [Member]
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	9	12	9
Stock Option Plan [member] | Executives [Member]
Disclosure of transactions between related parties [line items]
Compensation of key management personnel	R$ 220	R$ 263	R$ 200